Condensed Consolidated Statements of Financial Position (Unaudited) (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Series A Preferred Shares
Number of share, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Number of share, shares designated	[1]	10,000,000	10,000,000
Number of share, shares issued	[1]	731,400	545,000
Number of share, shares outstanding	[1]	731,400	545,000
Series B Preferred Shares
Number of share, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Number of share, shares designated	[1]	2,500,000	2,500,000
Number of share, shares issued	[1]	41,391	0
Number of share, shares outstanding	[1]	41,391	0
Class A Ordinary Shares
Number of share, par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Number of share, shares designated	[1]	5,000,000	5,000,000
Number of share, shares issued	[1]	633,800	633,800
Number of share, shares outstanding	[1]	633,800	633,800
Class B Ordinary Shares
Number of share, par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Number of share, shares designated	[1]	25,000,000	25,000,000
Number of share, shares issued	[1]	1,825,921	1,825,921
Number of share, shares outstanding	[1]	1,825,921	1,825,921

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.